UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MONEY MARKET FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009

[LOGO OF USAA]
   USAA(R)

                       [GRAPHIC OF USAA MONEY MARKET FUND]

 =======================================

     SEMIANNUAL REPORT
     USAA MONEY MARKET FUND
     JANUARY 31, 2009

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

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FUND OBJECTIVE

HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Portfolio of Investments                                                   11

   Notes to Portfolio of Investments                                          29

   Financial Statements                                                       33

   Notes to Financial Statements                                              36

EXPENSE EXAMPLE                                                               46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

--------------------------------------------------------------------------------

FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA MONEY MARKET FUND

================================================================================

corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

Tony Era                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM AUGUST 1, 2008, TO JANUARY 31, 2009?

  The seven-day yield on the USAA Money Market Fund decreased from 2.38% on July 31, 2008, to 1.36% on January 31, 2009. The total return for the same period was 1.28%, compared to an average of 0.73% for all money market funds ranked by iMoneyNet, Inc. For the reporting period, the Fund was ranked in the top
  1% of similar retail money market funds as compiled by iMoneyNet. Rankings are based on net compound unannualized returns.

o WHAT WERE MARKET CONDITIONS?

  The freeze in the credit markets deepened during the period as lenders' risk aversion intensified and they attempted to rebuild capital to support funding needs. The broad flight to quality, which had begun earlier in 2008, gained momentum as credit conditions continued to deteriorate and the economic outlook worsened.

  In an effort to thaw credit markets, the Federal Reserve (the Fed) accelerated its series of rate reductions. By year end 2008, the Fed

  Refer to page 8 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA MONEY MARKET FUND

================================================================================

  had cut short-term interest rates from 2.00% in August to a range of 0% to 0.25%. In addition, the Fed and the U.S. Treasury implemented a variety of programs aimed at stabilizing credit markets. Consequently, the Fed has become an active buyer of securities in various markets, including commercial paper as well as mortgage-backed and asset-backed securities. Although these measures have been beneficial during the reporting period, their ultimate impact is yet to be determined.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  We intensified our credit surveillance, relying on our experienced research team to help us navigate the difficult credit environment while seeking to identify opportunities. In keeping with our investment approach, we remained selective toward the potential credit or structural risk posed by certain issuers or securities.

  Given the prevailing conditions in the credit markets and to increase liquidity, we laddered the portfolio in the shortest maturities. During periods of declining interest rates, attractive yields are often found in longer-term securities, but this has not been the case in today's difficult credit environment. We concentrated our purchases in a variety of instruments, primarily with shorter maturities. As a result, the portfolio's weighted average maturity decreased over the period.

  In addition, we sought high-quality securities that provided higher relative value which, in our opinion, the market generally overlooked. We also continued to buy variable-rate demand notes (VRDNs). The VRDNs that the Fund owns have interest rates that reset daily or weekly and can also be sold back to issuers at par value (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity provided by a financial institution. When interest rates rise, VRDNs allow us to seek to capture higher yields quickly.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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o WHAT IS THE OUTLOOK?

  The depth of the current recession is yet to be determined. Also unknown is the extent to which decreased business investment and declining consumer net worth will weigh on the economy. However, we expect the U.S. government to play a major role in the economic recovery and the stabilization of the credit markets. As of the writing of this commentary, one widely anticipated measure is the stimulus package from Congress and the Obama administration.

  To maintain liquidity and the Fund's yield advantage, as of the writing of this commentary, we plan to continue our focus on short maturities. We will look for attractive opportunities to extend the Fund's weighted average maturity once credit conditions begin to ease.

  Whatever happens, we will continue to manage your Fund to seek to maximize the income you receive. Rest assured that we will continue to work diligently on your behalf. Thank you for the trust you have placed in us.

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6  | USAA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (Symbol: USAXX)

--------------------------------------------------------------------------------
                                           1/31/09                   7/31/08
--------------------------------------------------------------------------------
Net Assets                             $5,876.9 Million         $5,833.2 Million
Net Asset Value Per Share                   $1.00                     $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 to 1/31/09*       1 Year        5 Years       10 Years       7-Day Yield
      1.28%               2.67%          3.22%          3.31%            1.36%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                         [CHART 7-DAY YIELD COMPARISON]

                            USAA MONEY MARKET FUND             iMONEYNET AVERAGE
                            ----------------------             -----------------
 1/29/2008                           3.63%                            3.58%
 2/26/2008                           3.02                             2.92
 3/25/2008                           2.88                             2.44
 4/29/2008                           2.80                             2.08
 5/27/2008                           2.60                             1.92
 6/24/2008                           2.56                             1.82
 7/29/2008                           2.38                             1.83
 8/26/2008                           2.38                             1.82
 9/30/2008                           4.86                             1.89
10/28/2008                           3.37                             1.83
11/25/2008                           2.12                             1.33
12/30/2008                           1.74                             0.90
 1/27/2009                           1.39                             0.51

                                   [END CHART]

         Data represent the last Tuesday of each month. Ending date 1/27/09.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                               USAA MONEY MARKET FUND
                                                               ----------------------
 1/31/1999                                                          $10,000.00
 2/28/1999                                                           10,036.11
 3/31/1999                                                           10,078.15
 4/30/1999                                                           10,116.26
 5/31/1999                                                           10,151.78
 6/30/1999                                                           10,194.24
 7/31/1999                                                           10,234.01
 8/31/1999                                                           10,277.31
 9/30/1999                                                           10,319.20
10/31/1999                                                           10,360.46
11/30/1999                                                           10,407.69
12/31/1999                                                           10,456.85
 1/31/2000                                                           10,505.43
 2/29/2000                                                           10,551.63
 3/31/2000                                                           10,601.75
 4/30/2000                                                           10,648.25
 5/31/2000                                                           10,705.09
 6/30/2000                                                           10,759.44
 7/31/2000                                                           10,816.44
 8/31/2000                                                           10,873.87
 9/30/2000                                                           10,927.83
10/31/2000                                                           10,987.63
11/30/2000                                                           11,044.28
12/31/2000                                                           11,099.78
 1/31/2001                                                           11,159.97
 2/28/2001                                                           11,207.89
 3/31/2001                                                           11,255.49
 4/30/2001                                                           11,301.71
 5/31/2001                                                           11,343.37
 6/30/2001                                                           11,379.03
 7/31/2001                                                           11,415.51
 8/31/2001                                                           11,447.64
 9/30/2001                                                           11,474.49
10/31/2001                                                           11,499.95
11/30/2001                                                           11,520.93
12/31/2001                                                           11,538.83
 1/31/2002                                                           11,555.24
 2/28/2002                                                           11,569.52
 3/31/2002                                                           11,585.18
 4/30/2002                                                           11,600.62
 5/31/2002                                                           11,617.04
 6/30/2002                                                           11,630.88
 7/31/2002                                                           11,645.71
 8/31/2002                                                           11,661.44
 9/30/2002                                                           11,674.92
10/31/2002                                                           11,689.84
11/30/2002                                                           11,703.02
12/31/2002                                                           11,714.75
 1/31/2003                                                           11,726.54
 2/28/2003                                                           11,736.45
 3/31/2003                                                           11,745.64
 4/30/2003                                                           11,755.09
 5/31/2003                                                           11,765.02
 6/30/2003                                                           11,772.89
 7/31/2003                                                           11,779.71
 8/31/2003                                                           11,786.75
 9/30/2003                                                           11,793.15
10/31/2003                                                           11,800.10
11/30/2003                                                           11,805.91
12/31/2003                                                           11,812.53
 1/31/2004                                                           11,818.55
 2/29/2004                                                           11,824.35
 3/31/2004                                                           11,830.37
 4/30/2004                                                           11,836.80
 5/31/2004                                                           11,842.52
 6/30/2004                                                           11,849.25
 7/31/2004                                                           11,857.66
 8/31/2004                                                           11,867.41
 9/30/2004                                                           11,878.87
10/31/2004                                                           11,891.94
11/30/2004                                                           11,906.36
12/31/2004                                                           11,924.83
 1/31/2005                                                           11,942.23
 2/28/2005                                                           11,960.74
 3/31/2005                                                           11,982.93
 4/30/2005                                                           12,006.87
 5/31/2005                                                           12,031.49
 6/30/2005                                                           12,057.80
 7/31/2005                                                           12,086.51
 8/31/2005                                                           12,116.98
 9/30/2005                                                           12,150.67
10/31/2005                                                           12,183.25
11/30/2005                                                           12,219.01
12/31/2005                                                           12,260.96
 1/31/2006                                                           12,298.10
 2/28/2006                                                           12,336.37
 3/31/2006                                                           12,382.94
 4/30/2006                                                           12,423.93
 5/31/2006                                                           12,471.01
 6/30/2006                                                           12,521.23
 7/31/2006                                                           12,568.46
 8/31/2006                                                           12,620.00
 9/30/2006                                                           12,671.71
10/31/2006                                                           12,721.92
11/30/2006                                                           12,772.36
12/31/2006                                                           12,828.20
 1/31/2007                                                           12,877.40
 2/28/2007                                                           12,924.92
 3/31/2007                                                           12,979.30
 4/30/2007                                                           13,028.66
 5/31/2007                                                           13,081.68
 6/30/2007                                                           13,134.61
 7/31/2007                                                           13,186.09
 8/31/2007                                                           13,245.61
 9/30/2007                                                           13,293.38
10/31/2007                                                           13,345.15
11/30/2007                                                           13,395.93
12/31/2007                                                           13,444.60
 1/31/2008                                                           13,488.41
 2/29/2008                                                           13,524.21
 3/31/2008                                                           13,555.77
 4/30/2008                                                           13,587.07
 5/31/2008                                                           13,619.08
 6/30/2008                                                           13,646.18
 7/31/2008                                                           13,673.43
 8/31/2008                                                           13,701.71
 9/30/2008                                                           13,736.80
10/31/2008                                                           13,783.98
11/30/2008                                                           13,809.27
12/31/2008                                                           13,832.16
 1/31/2009                                                           13,849.19

                                   [END CHART]

         Data from 1/31/99 through 1/31/09.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For seven-day yield information, please refer to the Fund's investment overview page.

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                                                        INVESTMENT OVERVIEW |  9

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                         o PORTFOLIO MIX -- 1/31/2009 o

                      [CHART OF PORTFOLIO MIX -- 1/31/2009]

VARIABLE-RATE DEMAND NOTES                                                 72.1%
COMMERCIAL PAPER                                                           14.5%
FIXED-RATE INSTRUMENTS                                                     10.4%
ADJUSTABLE-RATE NOTES                                                       1.8%
PUT BONDS                                                                   1.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-28.

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10  | USAA MONEY MARKET FUND

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PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (9.4%)

            DIVERSIFIED BANKS (6.9%)
$  30,000   Bank of America N.A.                                              2.75%         2/20/2009      $   30,000
   30,000   Bank of Nova Scotia                                               1.60          3/10/2009          30,000
   30,000   BNP Paribas                                                       1.32          3/18/2009          30,000
   30,000   BNP Paribas                                                       0.70          4/23/2009          30,000
   30,000   Canadian Imperial Bank                                            1.45          4/03/2009          30,001
   25,000   Compass Bank                                                      2.07          2/12/2009          25,000
   35,000   Lloyds Bank plc                                                   1.99          3/12/2009          35,001
   25,000   Lloyds Bank plc                                                   1.44          3/20/2009          25,000
   35,000   Royal Bank of Canada                                              2.96          2/23/2009          35,000
   30,000   Societe Generale                                                  1.35          3/19/2009          30,000
   25,000   Societe Generale                                                  0.90          4/27/2009          25,000
   25,000   Sumitomo Mitsui Bank Corp.                                        1.29          4/09/2009          25,000
   25,000   Sumitomo Mitsui Bank Corp.                                        1.03          4/16/2009          25,000
   30,000   Westpac Banking Corp.                                             1.65          2/12/2009          30,000
                                                                                                           ----------
                                                                                                              405,002
                                                                                                           ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   25,000   Toronto-Dominion Bank                                             1.20          9/15/2009          25,002
                                                                                                           ----------
            REGIONAL BANKS (2.1%)
   25,000   Norinchukin Bank                                                  1.40          2/18/2009          25,000
   25,000   Norinchukin Bank                                                  1.33          4/06/2009          25,000
   25,000   U.S. Bank N.A.                                                    0.45          4/21/2009          25,000
   25,000   Union Bank of California                                          2.15          2/13/2009          25,000
   25,000   Union Bank of California                                          2.13          2/26/2009          25,000
                                                                                                           ----------
                                                                                                              125,000
                                                                                                           ----------
            Total Fixed-Rate Instruments (cost: $555,004)                                                     555,004
                                                                                                           ----------

            COMMERCIAL PAPER (15.5%)

            AGRICULTURAL PRODUCTS (1.3%)
   25,000   Louis Dreyfus Corp. (LOC - Barclays Bank plc)                     1.15          3/25/2009          24,958
   27,685   Louis Dreyfus Corp. (LOC - Barclays Bank plc)                     1.43          4/20/2009          27,599
   25,000   Louis Dreyfus Corp. (LOC - Barclays Bank plc)                     1.43          4/22/2009          24,921
                                                                                                           ----------
                                                                                                               77,478
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            ASSET-BACKED FINANCING (3.5%)
$  25,000   Park Avenue Receivables Corp.(a),(b)                              0.30%         3/04/2009      $   24,994
   25,000   Park Avenue Receivables Corp.(a),(b)                              0.40          3/20/2009          24,987
   25,000   Sheffield Receivables Corp.(a),(b)                                1.50          2/04/2009          24,997
   25,000   Victory Receivables Corp.(a),(b)                                  0.30          2/05/2009          24,999
   25,000   Victory Receivables Corp.(a),(b)                                  0.90          2/10/2009          24,994
   25,000   Victory Receivables Corp.(a),(b)                                  1.25          2/11/2009          24,991
   25,000   Victory Receivables Corp.(a),(b)                                  0.50          3/19/2009          24,984
   30,000   Working Capital Management Co.(a),(b)                             0.70          2/26/2009          29,986
                                                                                                           ----------
                                                                                                              204,932
                                                                                                           ----------
            DIVERSIFIED BANKS (1.7%)
   18,750   Gotham Funding Corp., ABS(a),(b)                                  1.70          2/05/2009          18,746
   25,000   Gotham Funding Corp., ABS(a),(b)                                  1.60          2/17/2009          24,982
   25,000   Gotham Funding Corp., ABS(a),(b)                                  0.40          2/20/2009          24,995
   30,000   Gotham Funding Corp., ABS(a),(b)                                  0.50          2/25/2009          29,990
                                                                                                           ----------
                                                                                                               98,713
                                                                                                           ----------
            DIVERSIFIED CHEMICALS (0.3%)
   20,000   BASF AG(a),(b)                                                    1.80          2/03/2009          19,998
                                                                                                           ----------
            ELECTRIC UTILITIES (0.2%)
   14,111   Wisconsin Electric Power Co.                                      0.33          2/02/2009          14,111
                                                                                                           ----------
            ELECTRIC/GAS UTILITIES (1.2%)
   59,865   Nebraska Public Power District                                    0.90          3/05/2009          59,817
    8,842   South Carolina Public Service Auth.                               2.00          3/11/2009           8,823
                                                                                                           ----------
                                                                                                               68,640
                                                                                                           ----------
            GENERAL OBLIGATION (1.0%)
   15,000   California                                                        9.75          2/03/2009          15,000
   23,000   California                                                        9.75          2/05/2009          23,000
   18,785   California                                                        9.75          2/04/2009          18,785
                                                                                                           ----------
                                                                                                               56,785
                                                                                                           ----------
            HOSPITAL (2.8%)
   36,650   Catholic Health Initiatives                                       2.10          2/02/2009          36,650
   45,000   Catholic Health Initiatives                                       2.00          2/11/2009          45,000
   55,000   Catholic Health Initiatives                                       1.40          3/17/2009          55,000
   27,100   Catholic Health Initiatives                                       0.85          4/08/2009          27,100
                                                                                                           ----------
                                                                                                              163,750
                                                                                                           ----------
            INTEGRATED OIL & GAS (1.0%)
   10,000   BP Capital Markets plc(a),(b)                                     1.10          2/04/2009           9,999
   19,500   ConocoPhillips Qatar Funding Ltd.(a),(b)                          0.45          3/06/2009          19,492

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12  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$  20,000   ConocoPhillips Qatar Funding Ltd.(a),(b)                          0.60%         4/20/2009      $   19,974
    7,000   ConocoPhillips Qatar Funding Ltd.(a),(b)                          0.70          4/22/2009           6,989
                                                                                                           ----------
                                                                                                               56,454
                                                                                                           ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   35,000   General Electric Capital Corp.                                    2.84          2/24/2009          34,937
                                                                                                           ----------
            PACKAGED FOODS & MEAT (0.3%)
   20,000   Nestle Capital Corp.(a),(b)                                       0.94          2/09/2009          19,996
                                                                                                           ----------
            PHARMACEUTICALS (0.9%)
   10,000   Abbott Laboratories(a),(b)                                        0.15          2/13/2009           9,999
   25,000   Johnson & Johnson(a),(b)                                          0.60          2/25/2009          24,990
   15,000   Sanofi-Aventis SA(a),(b)                                          1.25          3/02/2009          14,985
                                                                                                           ----------
                                                                                                               49,974
                                                                                                           ----------
            SOFT DRINKS (0.2%)
   11,000   Coca-Cola Co.(a),(b)                                              1.25          2/17/2009          10,994
                                                                                                           ----------
            SYSTEMS SOFTWARE (0.5%)
   30,000   Microsoft Corp.(a),(b)                                            0.15          2/19/2009          29,998
                                                                                                           ----------
            Total Commercial Paper (cost: $906,760)                                                           906,760
                                                                                                           ----------

            PUT BONDS (1.2%)
            GENERAL MERCHANDISE STORES (0.2%)
   10,850   Marion EDA (LOC - Key Bank, N.A.)                                 2.45          2/01/2035          10,850
                                                                                                           ----------
            OIL & GAS REFINING & MARKETING (1.0%)
   60,000   IDB of the Parish of Calcasieu, Inc.
             (LOC - BNP Paribas)                                              2.02          7/01/2026          60,000
                                                                                                           ----------
            Total Put Bonds (cost: $70,850)                                                                    70,850
                                                                                                           ----------

            VARIABLE-RATE DEMAND NOTES (72.1%)
            AEROSPACE & DEFENSE (0.1%)
    4,500   Broward County (LOC - Citibank, N.A.)                             0.85          4/01/2035           4,500
                                                                                                           ----------
            AGRICULTURAL PRODUCTS (0.4%)
   21,250   Louisiana Agricultural Financing Auth.
             (LOC - Regions Bank)                                             1.41          9/15/2015          21,250
                                                                                                           ----------
            AIRLINES (0.2%)
   14,135   Holland-Sheltair Aviation Funding, LLC
             (LOC - SunTrust Bank)                                            1.15          5/01/2048          14,135
                                                                                                           ----------
            AIRPORT SERVICES (0.4%)
   24,395   Holland-Sheltair Aviation Funding, LLC
             (LOC - SunTrust Bank)                                            1.15          5/01/2035          24,395
                                                                                                           ----------

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                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            AIRPORT/PORT (1.8%)
$  35,000   Chicago O'Hare International Airport
              (LOC - Dexia Credit Local)                                      1.00%          1/01/2035     $   35,000
   26,000   Cleveland (LOC - UBS A.G.)                                        1.05           1/01/2033         26,000
    6,360   Gadsden Airport Auth. (LOC - Wachovia Bank, N.A.)                 1.15           8/01/2024          6,360
   35,000   Metropolitan Airport Auth. (LOC - Regions Bank)                   0.60          10/01/2033         35,000
    5,480   Tulsa Airport Improvement Trust (LOC - JPMorgan
              Chase Bank, N.A.)                                               2.25           6/01/2023          5,480
                                                                                                           ----------
                                                                                                              107,840
                                                                                                           ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    7,400   Wellstone Mills, LLC (LOC - PNC Bank, N.A.)                       1.91          12/15/2024          7,400
                                                                                                           ----------
            APPROPRIATED DEBT (7.0%)
   60,040   Allegheny County (INS)(LIQ)                                       2.56          11/01/2039         60,040
   23,800   Arlington County IDA (LOC - Bank of America, N.A.)                1.41           8/01/2031         23,800
   10,980   Auburn IDB (LOC - Allied Irish Banks plc)                         1.00           5/01/2024         10,980
    5,640   Auburn IDB (LOC - Allied Irish Banks plc)                         1.00           7/01/2026          5,640
   15,000   County & City of Denver (LIQ)(INS)                                5.50          12/15/2037         15,000
   50,000   County & City of Denver (LIQ)(INS)                                5.50          12/15/2037         50,000
   45,000   County & City of Denver (LIQ)(INS)                                5.75          12/15/2037         45,000
    9,755   Downtown Renaissance, Inc.
              (LOC - RBC Bank (USA))                                          2.25           2/01/2025          9,755
   35,000   Emmaus General Auth. (INS)(LIQ)                                   2.25          12/01/2028         35,000
   36,170   Kansas City Tax Increment Financing
              Commission (LOC - M&I Marshall & Ilsley Bank)                   2.40          11/01/2028         36,170
    7,900   Miami Dade County School Board (INS)(LIQ)(a)                      0.76          11/01/2031          7,900
   60,000   New Jersey EDA (LOC - Dexia Credit Local)                         2.50           3/01/2024         60,000
    1,975   Ogden City Redevelopment Agency
              (LOC - Bank of New York Mellon)                                 1.70           1/01/2026          1,975
    5,010   Opelika IDB (LOC - Regions Bank)                                  2.25           6/01/2023          5,010
   46,590   San Jose Financing Auth.
              (LOC - Bank of Nova Scotia)(NBGA)                               0.80           6/01/2025         46,590
                                                                                                           ----------
                                                                                                              412,860
                                                                                                           ----------
            ASSET-BACKED FINANCING (5.0%)
   15,100   Capital Markets Access Co., LC
              (LOC - SunTrust Bank)                                           1.10           4/01/2033         15,100
    8,450   Capital Markets Access Co., LC
              (LOC - SunTrust Bank)                                           1.10           6/27/2036          8,450
   37,250   Corporate Finance Managers, Inc.
              (LOC - Wells Fargo Bank, N.A.)                                  1.25           2/02/2043         37,250
   79,200   Loanstar Assets Partners, LP
              (LOC - State Street Bank and Trust Co.)(a)                      5.75           2/01/2041         79,200
   15,000   Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                                         2.00          12/01/2043         15,000

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14  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$  25,000   New Mexico Educational Assistance Foundation
              (LOC - Royal Bank of Canada)                                    2.00%          4/01/2036     $   25,000
   74,000   North Texas Higher Education Auth., Inc.
              (LOC - Bank of America, N.A. and
              Lloyds TSB Bank plc)                                            0.85           6/01/2045         74,000
   39,300   North Texas Higher Education Auth., Inc.
              (LOC - Bank of America, N.A. and
              Lloyds TSB Bank plc)                                            0.85          12/01/2046         39,300
                                                                                                           ----------
                                                                                                              293,300
                                                                                                           ----------
            AUTO PARTS & EQUIPMENT (0.4%)
   15,000   Alabama IDA (LOC - Barclays Bank plc)                             1.61          10/01/2019         15,000
    6,040   Illinois Finance Auth.
              (LOC - Federal Home Loan Bank of Chicago)                       2.15           7/01/2040          6,040
                                                                                                           ----------
                                                                                                               21,040
                                                                                                           ----------
            BIOTECHNOLOGY (0.2%)
   10,925   Westgate Investment Fund, LLC
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           2/01/2012         10,925
                                                                                                           ----------
            BROADCASTING (0.0%)
    1,500   New Jersey EDA
              (LOC - JPMorgan Chase Bank, N.A.)                               0.95          10/01/2021          1,500
                                                                                                           ----------
            BUILDING PRODUCTS (1.3%)
    4,200   Cornell Iron Works, Inc.
              (LOC - Bank of America, N.A.)                                   1.50           4/01/2019          4,200
    3,180   Haas Door Co., Inc.
              (LOC - National City Bank)                                      1.95           6/01/2030          3,180
   15,330   Janus Investment, LLC (LOC - Regions Bank)(c)                     2.05           8/01/2032         15,330
    4,300   Manhattan IDB (LOC - Harris, N.A.)                                0.60           4/01/2028          4,300
    8,385   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)                  1.91          11/01/2020          8,385
      990   Schmitz Ready Mix, Inc. (LOC - U.S. Bank, N.A.)                   2.15           4/01/2046            990
   27,000   Union County (LOC - SunTrust Bank)                                1.10          10/01/2027         27,000
    1,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)                   3.40          12/01/2026          1,000
   10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)                   2.50          12/01/2031         10,000
                                                                                                           ----------
                                                                                                               74,385
                                                                                                           ----------
            BUILDINGS (0.7%)
    9,185   Aquarium Parking Deck, LLC (LOC - SunTrust Bank)                  1.10           4/01/2020          9,185
    8,500   Baltimore (LOC - Bank of America, N.A.)                           0.85           7/01/2032          8,500
    6,105   Downtown Marietta Dev. Auth. (LOC - SunTrust Bank)                0.51           7/01/2021          6,105
    7,510   Greenville Memorial Auditorium District
              (LOC - Bank of America, N.A.)                                   2.25           9/01/2017          7,510
    3,150   Irondale Public Building Auth.
              (LOC - Allied Irish Banks plc)                                  1.00          10/01/2035          3,150

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                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$   3,880   Miami Parking System (LOC - SunTrust Bank)                        1.15%         10/01/2019     $    3,880
    5,400   Security Partners, LP (LOC - Wells Fargo Bank, N.A.)              1.60           3/15/2012          5,400
                                                                                                           ----------
                                                                                                               43,730
                                                                                                           ----------
            CASINOS & GAMING (1.3%)
    7,110   Cloverleaf Enterprises, Inc. (LOC - PNC Bank, N.A.)               1.56           5/01/2022          7,110
   70,700   Santa Rosa Rancheria Tachi Yokut Tribe
              (LOC - JPMorgan Chase Bank, N.A.)                               1.05           9/01/2019         70,700
                                                                                                           ----------
                                                                                                               77,810
                                                                                                           ----------
            COMMERCIAL PRINTING (0.1%)
    3,725   Fairway, LLC (LOC - U.S. Bank, N.A.)                              1.25          12/01/2023          3,725
    2,735   John E. Staten Properties, Inc.
              (LOC - National City Bank)                                      2.05          10/01/2021          2,735
                                                                                                           ----------
                                                                                                                6,460
                                                                                                           ----------
            COMMODITY CHEMICALS (0.1%)
    3,865   BleachTech, LLC (LOC - National City Bank)                        1.95          11/01/2035          3,865
                                                                                                           ----------
            COMMUNICATIONS EQUIPMENT (0.5%)
   32,500   Utah Telecommunication Open Infrastructure Agency
              (LOC - Key Bank, N.A.)                                          2.00           6/01/2040         32,500
                                                                                                           ----------
            COMMUNITY SERVICE (1.0%)
   27,080   Dominican Sisters (LOC - Fifth Third Bank)                        2.50          10/01/2023         27,080
    3,240   Roman Catholic Diocese of Houma-Thibodaux
              (LOC - Allied Irish Banks plc)                                  2.41          12/01/2037          3,240
   27,065   Roman Catholic Diocese of Raleigh
              (LOC - Bank of America, N.A.)                                   0.46           6/01/2018         27,065
                                                                                                           ----------
                                                                                                               57,385
                                                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.4%)
   15,980    Boland Holdings, LLC
               (LOC - PNC Bank, N.A.)                                         1.56          12/01/2039         15,980
    8,400    Liliha Parking Co., LP
               (LOC - First Hawaiian Bank)                                    2.55           8/01/2024          8,400
                                                                                                           ----------
                                                                                                               24,380
                                                                                                           ----------
             CONSTRUCTION MATERIALS (0.3%)
    3,920    Central Concrete Supermix, Inc.
               (LOC - SunTrust Bank)                                          1.10           5/01/2021          3,920
    3,750    DiGeronimo Aggregates, LLC
               (LOC - National City Bank)                                     1.95           1/01/2015          3,750
    9,195    Rockwood Quarry, LLC
               (LOC - Fifth Third Bank)                                       2.50          12/01/2022          9,195
                                                                                                           ----------
                                                                                                               16,865
                                                                                                           ----------

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16  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            CONSUMER ELECTRONICS (0.0%)
$   2,285   Ferguson Township Industrial & Commercial Dev. Auth.
              (LOC - Fulton Bank)                                             2.75%         10/01/2021     $    2,285
                                                                                                           ----------
            DIVERSIFIED METALS & MINING (0.1%)
    2,165   Lancaster IDA (LOC - Fulton Bank)                                 2.75           1/01/2015          2,165
    1,915   Lancaster IDA (LOC - Fulton Bank)                                 2.75           1/01/2027          1,915
                                                                                                           ----------
                                                                                                                4,080
                                                                                                           ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (6.0%)
    9,495   2880 Stevens Creek, LLC (LOC - Bank of the West)                  1.75          11/01/2033          9,495
    7,045   A & M Associates (LOC - Wells Fargo Bank, N.A.)                   1.60           3/01/2017          7,045
    3,227   Baron Investments, Ltd.
              (LOC - Federal Home Loan Bank of Dallas)                        1.00          10/01/2024          3,227
   26,750   CHF-Elon, LLC (LOC - Regions Bank)                                2.41           6/01/2035         26,750
    5,235   Colonial Interstate Investments, LLC
              (LOC - Regions Bank)                                            2.41           6/01/2032          5,235
    9,043   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)                 2.99           1/01/2025          9,043
    2,754   Cornerstone Funding Corp. I
              (LOC - RBS Citizens, N.A.)                                      3.24           1/01/2030          2,754
    8,998   Cornerstone Funding Corp. I
              (LOC - RBS Citizens, N.A.)                                      3.79           8/01/2031          8,998
    5,385   Dennis E. Eash and Florida O. Eash
              (LOC - Hancock Bank)                                            2.50           4/01/2025          5,385
    4,800   Douglas County Dev. Auth.
              (LOC - Wells Fargo Bank, N.A.)                                  1.50          12/01/2014          4,800
    5,600   Fountains Apartments, LLC
              (LOC - Fifth Third Bank)                                        3.20           9/01/2036          5,600
    6,500   Hickory Creek Apartments, LLC
              (LOC - Fifth Third Bank)                                        3.20           9/01/2036          6,500
    1,190   JCM Properties, LP
              (LOC - PNC Bank, N.A.)                                          1.95           4/01/2013          1,190
   20,115   Kansas City Tax Financing Commission
              (LOC - M&I Marshall & Ilsley Bank)                              2.72           6/01/2024         20,115
    1,730   Lauren Co., LLC
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           7/01/2033          1,730
    3,200   Los Lunas
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           2/01/2025          3,200
    4,360   New Plaza Management, LLC
              (LOC - U.S. Bank, N.A.)                                         1.95           2/01/2024          4,360
   84,450   New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)(d)                          1.50           6/01/2039         84,450
   18,635   NPJ Properties, LP
              (LOC - Manufacturers & Traders Trust Co.)                       1.65           2/01/2027         18,635

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$  31,560   Paca-Pratt Associates, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                       1.65%          1/01/2038     $   31,560
   18,260   PHF Investments, LLC
              (LOC - Associated Bank, N.A.)                                   2.35           6/01/2044         18,260
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)                     1.50          12/01/2033          4,900
   19,750   SF Tarns, LLC (LOC - Bank of America, N.A.)                       0.85          12/01/2025         19,750
    6,275   South Elgin Leasing, Inc.
              (LOC - Federal Home Loan Bank of Chicago)                       2.70           7/01/2033          6,275
    6,000   Stice-Hill Holding, LC
              (LOC - Hancock Bank of Louisiana)                               2.85          12/01/2023          6,000
   20,240   Stobro Co., LP (LOC - Fulton Bank)                                2.75           1/01/2032         20,240
   17,180   Woerner Holdings, Inc. (LOC - Wachovia Bank, N.A.)                1.25           7/01/2033         17,180
                                                                                                           ----------
                                                                                                              352,677
                                                                                                           ----------
            DIVERSIFIED SUPPORT SERVICES (0.2%)
   10,000   N.A.R.A.J.J.P.K., LLC
              (LOC - M&I Marshall & Ilsley Bank)                              1.95           3/01/2038         10,000
                                                                                                           ----------
            EDUCATION (1.6%)
    3,870   Allegheny County Higher Education Building Auth.
              (LOC - PNC Bank, N.A.)                                          1.76           3/01/2038          3,870
    8,950   Calvin College (LOC - JPMorgan Chase Bank, N.A.)                  2.63          10/01/2037          8,950
   14,060   Louisville-Jefferson County (LOC - Fifth Third Bank)              4.00           5/01/2031         14,060
    1,245   Massachusetts Dev. Finance Agency
              (LOC - JPMorgan Chase Bank, N.A.)                               1.41          10/01/2012          1,245
    5,215   Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                                         2.75           4/01/2027          5,215
    2,455   Mountain State Univ., Inc. (LOC - Fifth Third Bank)               3.85           6/01/2023          2,455
    8,950   Oklahoma City Industrial & Cultural Facilities Trust
              (LOC - Bank of America, N.A.)                                   0.85           9/15/2016          8,950
   17,775   Pepperdine Univ.                                                  0.70           8/01/2037         17,775
    6,610   Pittsburgh Technical Institute, Inc.
              (LOC - Wells Fargo Bank, N.A.)                                  1.60          10/01/2015          6,610
    4,025   Rockland County IDA (LOC - TD Bank, N.A.)                         1.41           5/01/2034          4,025
    3,515   Summit School (LOC - RBS Citizens, N.A.)                          3.25           7/01/2027          3,515
   15,695   Washington State Housing Finance Commission
              (LOC - Bank of America, N.A.)                                   0.49           7/01/2036         15,695
                                                                                                           ----------
                                                                                                               92,365
                                                                                                           ----------
            EDUCATION SERVICES (2.4%)
    7,045   Berkeley Realty Co., LLC (LOC - Wachovia Bank, N.A.)              1.50           9/01/2021          7,045
    5,800   California Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                                  1.20          12/01/2028          5,800
    4,445   Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)                   1.95           2/01/2033          4,445
    3,355   Educational Management Corp.
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           5/01/2023          3,355

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$   5,000   Florida Christian College, Inc. (LOC - Fifth Third Bank)          2.00%         12/01/2036     $    5,000
   12,100   Frisch School (LOC - KBC Bank, N.V.)                              1.00           5/01/2036         12,100
    7,000   Glendale IDA (LOC - Bank of New York Mellon)                      0.85           7/01/2035          7,000
   20,900   Gwinnett Instructional, LLC
              (LOC - Allied Irish Banks plc)                                   1.00          1/01/2031         20,900
    6,350   Gwinnett Instructional, LLC
              (LOC - Allied Irish Banks plc)                                   1.00          1/01/2031          6,350
    9,765   Loganville Christian Academy, Inc.
              (LOC - Key Bank, N.A.)                                           2.00          6/01/2038          9,765
   11,160   Roman Catholic Diocese of Charlotte
              (LOC - Wachovia Bank, N.A.)                                      1.25          5/01/2014         11,160
   11,345   Saddleback Valley Community Church
              (LOC - Federal Home Loan Bank-San Francisco)                     1.00         11/01/2038         11,345
   10,895   St. James United Methodist Chruch
              (LOC - Regions Bank)                                             2.05          5/01/2037         10,895
    5,280   Summit School (LOC - U.S. Bank, N.A.)                              3.25          2/01/2019          5,280
   12,800   World Wildlife Fund, Inc.
              (LOC - JPMorgan Chase Bank, N.A.)                                1.41          7/01/2030         12,800
    6,400   Yamhill County (LOC - Bank of America, N.A.)                       0.85         10/01/2020          6,400
                                                                                                           ----------
                                                                                                              139,640
                                                                                                           ----------
            ELECTRIC UTILITIES (3.0%)
   55,000   Brazos River Auth. (LOC - Citibank, N.A.)                          1.75         12/01/2036         55,000
    5,000   Converse County                                                    2.25         12/01/2020          5,000
   37,300   Garfield County Industrial Auth.                                   0.85          1/01/2025         37,300
    7,700   Indiana Dev. Finance Auth.                                         1.10         12/01/2038          7,700
   13,300   Indiana Dev. Finance Auth.                                         1.21         12/01/2038         13,300
   30,900   Jacksonville                                                       1.15          5/01/2029         30,900
   30,000   West Jefferson IDB                                                 0.70          6/01/2028         30,000
                                                                                                           ----------
                                                                                                              179,200
                                                                                                           ----------
            ELECTRIC/GAS UTILITIES (0.9%)
   18,245   Four Dam Pool Power Agency
              (LOC - Dexia Credit Local)                                       8.00          7/01/2026         18,245
   17,050   Indiana Municipal Power Agency
              (LOC - Dexia Credit Local)                                       1.00          1/01/2018         17,050
   17,000   M-S-R Public Power Agency
              (LOC - Dexia Credit Local)                                       2.55          7/01/2020         17,000
                                                                                                           ----------
                                                                                                               52,295
                                                                                                           ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    5,575   Albuquerque (LOC - Wells Fargo Bank, N.A.)                         1.50          8/01/2025          5,575
    7,900   Mississippi Business Finance Corp.                                 2.44          6/01/2023          7,900
                                                                                                           ----------
                                                                                                               13,475
                                                                                                           ----------

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                                                  PORTFOLIO OF INVESTMENTS |  19
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
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
$  11,300   Miami-Dade County IDA
              (LOC - JPMorgan Chase Bank, N.A.)                               0.70%          9/01/2027     $   11,300
                                                                                                           ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   16,240   Andersons, Inc. (NBGA)(a)                                         4.25           7/01/2023         16,240
                                                                                                           ----------
            FOOD DISTRIBUTORS (0.1%)
    3,655   REG Properties, LLC (LOC - National City Bank)                    1.95           4/01/2035          3,655
                                                                                                           ----------
            FOOD RETAIL (0.3%)
    4,590   Cheney Bros., Inc. (LOC - Wachovia Bank, N.A.)                    1.55          12/01/2016          4,590
    3,665   Food Supply, Inc. (LOC - SunTrust Bank)                           1.10           5/01/2024          3,665
    9,000   Saubels Market, Inc. (LOC - Fulton Bank)                          2.75           5/01/2034          9,000
                                                                                                           ----------
                                                                                                               17,255
                                                                                                           ----------
            FOREST PRODUCTS (0.1%)
    6,740   Rex Lumber, LLC
              (LOC - Federal Home Loan Bank of Dallas)                        1.00           2/01/2022          6,740
                                                                                                           ----------
            GAS UTILITIES (0.7%)
   36,000   Summit Utilities, Inc.
              (LOC - JPMorgan Chase Bank, N.A.)                               1.41           4/01/2038         36,000
    4,670   Summit Utilities, Inc. (LOC - U.S. Bank, N.A.)                    1.41           4/01/2038          4,670
                                                                                                           ----------
                                                                                                               40,670
                                                                                                           ----------
            GENERAL OBLIGATION (3.8%)
    7,500   Bridgeview (LOC - Northern Trust Co.)                             1.41          12/01/2038          7,500
    7,500   Bridgeview (LOC - Harris, N.A.)                                   1.41          12/01/2038          7,500
   13,115   Covington (LOC - U.S. Bank, N.A.)                                 3.25          12/01/2029         13,115
   15,995   District of Columbia (LOC - Dexia Credit Local)                   1.15           6/01/2031         15,995
    5,000   Fiddler's Business Improvement District
              (LOC - Key Bank, N.A.)                                          2.00          12/01/2037          5,000
   35,295   Michigan Charter Township of Commerce
              (LOC - RBS Citizens, N.A.)                                      1.45          10/01/2034         35,295
    4,440   Montgomery Downtown Redevelopment Auth.
              (LOC - Regions Bank)                                            2.05          11/01/2018          4,440
   12,575   Oakland County Charter Township of Commerce (LIQ)                 1.45          10/01/2018         12,575
   47,000   Philadelphia (LIQ)(INS)                                           3.75           8/01/2031         47,000
   73,700   Southern Ute Indian Tribe(a)                                      5.75           1/01/2027         73,700
                                                                                                           ----------
                                                                                                              222,120
                                                                                                           ----------
            HEALTH CARE EQUIPMENT (0.1%)
    4,110   Rawcar Group, LLC (LOC - National City Bank)                      1.95           4/01/2036          4,110
                                                                                                           ----------
            HEALTH CARE FACILITIES (7.7%)
    9,345   Baptist Medical Plaza Associates
              (LOC - KBC Bank, N.V.)                                          2.50           6/01/2017          9,345
    4,000   Bayfront Regional Dev. Auth. (LOC - PNC Bank, N.A.)               1.51          11/01/2027          4,000

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
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$  18,250   BJ Financing, LLC (LOC - M&I Marshall & Ilsley Bank)              1.95%         12/01/2037     $   18,250
   21,000   Boldt Healthcare Properties, LLC
              (LOC - M&I Marshall & Ilsley Bank)                              1.95          10/01/2043         21,000
   15,750   Bronson Lifestyle Improvement & Research Center
              (LOC - Fifth Third Bank, Grand Rapids)                          4.00           9/01/2030         15,750
    7,995   California Statewide Communities Dev. Auth.
              (LOC - Allied Irish Banks plc)                                  2.50          11/15/2042          7,995
    8,420   Capital Markets Access Co., L.C.
              (LOC - RBC Bank (USA))                                          2.25           5/01/2034          8,420
   14,800   Chestnut Hill Benevolent Association
              (LOC - TD Bank, N.A.)                                           1.31           2/01/2035         14,800
    3,420   Christopher Place Management, LLC
              (LOC - Fifth Third Bank)                                        3.41           5/01/2030          3,420
    9,800   Cleveland-Cuyahoga County (LOC - Key Bank, N.A.)                  1.90           1/01/2037          9,800
   11,555   Clinic Investment, LP (LOC - National City Bank)                  1.95           6/01/2015         11,555
    3,435   Community Behavioral Healthcare
              Cooperative of Pennsylvania (LOC - Fulton Bank)                 2.75           9/01/2027          3,435
    2,065   District of Columbia
              (LOC - Manufacturers & Traders Trust Co.)                       1.65           7/01/2032          2,065
    2,470   Doctors Park, LLP (LOC - U.S. Bank, N.A.)                         1.55           8/01/2047          2,470
    8,900   Dome Corp. (LOC - Wachovia Bank, N.A.)                            1.50           8/31/2016          8,900
    4,840   Duchesne County (LOC - JPMorgan Chase Bank, N.A.)                 1.31           8/01/2024          4,840
    5,300   Guilford Capital, LLC (LOC - Regions Bank)                        2.41           8/01/2022          5,300
    5,580   Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)                  1.91           7/01/2030          5,580
   16,870   Healthcare Network Properties, LLC
              (LOC - National City Bank)                                      1.90           1/01/2029         16,870
   22,705   Healthcare Property Group, LLC (LOC - SunTrust Bank)              1.10          12/01/2030         22,705
    6,055   Heart Property, LLC (LOC - National City Bank)                    1.95           7/01/2026          6,055
   16,855   Illinois Finance Auth. (LOC - Bank of America, N.A.)              1.00          12/01/2034         16,855
    6,395   Louisiana Public Facilities Auth.
              (LOC - Capital One, N.A.)                                       3.41           7/01/2028          6,395
   10,000   Massachusetts Dev. Finance Agency
              (LOC - Fifth Third Bank)                                        2.00          11/01/2042         10,000
    3,170   MCE MOB IV, LP (LOC - National City Bank)                         1.90           8/01/2022          3,170
    6,200   MediLucent MOB I, LP (LOC - National City Bank)                   1.90           8/01/2030          6,200
   13,805   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)                       3.75          11/01/2035         13,805
    3,465   Ohio Presbyterian Retirement Services
              (LOC - National City Bank)                                      1.95           7/01/2033          3,465
   17,565   OSF Finance Co., LLC (LOC - National City Bank)                   1.90          12/01/2037         17,565
   21,735   OSS Realty Co.(a)                                                 0.35           9/01/2034         21,735
    6,200   PCP Investors, LLC (LOC - Wells Fargo Bank, N.A.)                 1.50          12/01/2024          6,200
   21,800   Polk County IDA (LOC - Bank of America, N.A.)                     0.85          12/01/2018         21,800
    7,110   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                     3.65           8/01/2037          7,110

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                                                  PORTFOLIO OF INVESTMENTS |  21

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
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$   4,950   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                     3.65%          8/01/2037     $    4,950
    3,200   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                     3.65           8/01/2037          3,200
    4,120   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                     3.65           8/01/2037          4,120
   24,750   Premier Senior Living, LLC
              (LOC - Wachovia Bank, N.A.)                                     3.65           8/01/2037         24,750
    4,333   PRL Corp. (LOC - Fifth Third Bank)                                4.00           7/01/2021          4,333
    9,900   San Juan Regional Medical Center, Inc.
              (LOC - Bank of Nova Scotia)                                     2.50           6/01/2037          9,900
    3,565   Surgery Center Financing Corp.
              (LOC - National City Bank)                                      1.95           4/01/2020          3,565
   17,005   Tack Capital Co. (LOC - Wachovia Bank, N.A.)                      1.30           6/01/2031         17,005
   14,535   Towne Care Center, LLC (LOC - Fifth Third Bank)                   3.35           1/01/2030         14,535
   14,480   Trinitas Hospital (LOC - Wachovia Bank, N.A.)                     1.25           7/01/2035         14,480
   13,960   West Park Hospital Medical Facilities Foundation
              (LOC - Key Bank, N.A.)                                          3.13           6/01/2033         13,960
    3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)                    1.50          12/01/2014          3,400
                                                                                                           ----------
                                                                                                              455,053
                                                                                                           ----------
            HEALTH CARE SERVICES (0.3%)
   10,815   Central Ohio Medical Textiles (LOC - National City Bank)          1.90           3/01/2023         10,815
    8,935   Kaneville Road Joint Venture
              (LOC - Federal Home Loan Bank of Chicago)                       2.24          11/01/2032          8,935
                                                                                                           ----------
                                                                                                               19,750
                                                                                                           ----------
            HEALTH MISCELLANEOUS (0.4%)
   22,795   Everett Clinic P.S. (LOC - Bank of America, N.A.)                 2.10           5/01/2027         22,795
                                                                                                           ----------
            HOME FURNISHINGS (0.1%)
    5,640   Caddo Parish IDB (LOC - Capital One, N.A.)                        2.25           7/01/2024          5,640
    2,230   Maryland Economic Dev. Corp.
              (LOC - Manufacturers & Traders Trust Co.)                       1.65           8/01/2016          2,230
                                                                                                           ----------
                                                                                                                7,870
                                                                                                           ----------
            HOME IMPROVEMENT RETAIL (0.1%)
    8,240   Brookhaven, IDA (LOC - Capital One, N.A.)                         1.41           1/01/2025          8,240
                                                                                                           ----------
            HOSPITAL (2.5%)
    4,625   Adventist Health System West
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           9/01/2016          4,625
   15,290   Colorado Health Facilities Auth. (INS)(LIQ)                       1.50           5/15/2024         15,290
    3,705   Fayette County (LOC - National City Bank)                         1.90           8/01/2023          3,705
    9,155   Floyd County (LOC - JPMorgan Chase Bank, N.A.)                    2.41          12/01/2020          9,155

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22  | USAA MONEY MARKET FUND

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
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$  12,100   Indiana Health Facility Financing Auth.
              (LOC - Bank of America, N.A.)                                   0.46%          1/01/2019     $   12,100
   21,900   Lee Memorial Health System                                        5.00           4/01/2027         21,900
   40,295   Minnesota Agricultural and Economic
              Dev. Board (INS)(LIQ)                                           0.80           2/15/2017         40,295
   14,120   Nassau Health Care Corp. (LIQ)(INS)                               2.50           8/01/2029         14,120
    1,920   New Hampshire Health and Education
              Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)              1.41           1/01/2030          1,920
   25,000   Richmond Hospital Auth.                                           2.00           1/01/2045         25,000
                                                                                                           ----------
                                                                                                              148,110
                                                                                                           ----------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
    5,100   Albany-Dougherty Inner City EDA
              (LOC - SunTrust Bank)                                           1.25          11/01/2023          5,100
    7,305   Alprion, LLC
              (LOC - Federal Home Loan Bank of Topeka)                        2.77          10/01/2034          7,305
    2,645   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)                      1.31          12/01/2028          2,645
                                                                                                           ----------
                                                                                                               15,050
                                                                                                           ----------
            HOUSEHOLD APPLIANCES (0.3%)
   17,120   Mississippi Business Finance Corp.
              (LOC - Wells Fargo Bank, N.A.)                                  2.00           6/01/2015         17,120
                                                                                                           ----------
            INDUSTRIAL MACHINERY (0.7%)
    7,295   AL-FE Heat Treating, Inc. (LOC - National City Bank)              1.95           5/01/2021          7,295
   25,000   Hampton Hydraulics, LLC (LOC - Regions Bank)                      1.75           4/01/2013         25,000
    6,090   Sterling Pipe & Tube, Inc. (LOC - National City Bank)             1.95          11/01/2012          6,090
                                                                                                           ----------
                                                                                                               38,385
                                                                                                           ----------
            LEISURE FACILITIES (2.0%)
    6,310   Cattail Creek Country Club, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                       1.65           3/01/2031          6,310
   10,285   Harvest Bible Chapel (LOC - Fifth Third Bank)                     2.00           8/01/2029         10,285
    6,505   Old South Country Club, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                       1.65          12/01/2031          6,505
   14,260   TP Racing, LLP (LOC - JPMorgan Chase Bank, N.A.)                  1.05           6/01/2030         14,260
   75,000   Twins Ballpark, LLC (INS)(LIQ)(a)                                 3.75          10/01/2034         75,000
    7,850   YMCA of Metropolitan Milwaukee, Inc.
              (LOC - M&I Marshall & Ilsley Bank)                              1.95           5/01/2033          7,850
                                                                                                           ----------
                                                                                                              120,210
                                                                                                           ----------
            LEISURE PRODUCTS (0.2%)
    9,710   Fun Entertainment, LLC
              (LOC - Wachovia Bank, N.A.)                                     1.25           1/01/2025          9,710
                                                                                                           ----------

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                                                  PORTFOLIO OF INVESTMENTS |  23

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
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.0%)
$   1,850   Ronald Ray Irrevocable Life Insurance Trust
              (LOC - Federal Home Loan Bank of Atlanta)                       1.00%          8/01/2022     $    1,850
                                                                                                           ----------
            METAL & GLASS CONTAINERS (0.1%)
    5,775   Little Rock (LOC - SunTrust Bank)                                 1.10           8/01/2016          5,775
                                                                                                           ----------
            MULTI-UTILITIES (0.3%)
   20,700   Sempra Energy ESOP & Trust (NBGA)(a)                              4.00          11/01/2014         20,700
                                                                                                           ----------
            MULTIFAMILY HOUSING (1.9%)
    8,430   Alabama Housing Finance Auth. (LOC - U.S. Bank, N.A.)             0.63           4/01/2037          8,430
   19,975   California Statewide Communities
              (LOC - Bank of America, N.A.)                                   0.75           4/01/2042         19,975
   12,500   Independence Place Fort Campbell Patriots, LLC
              (LOC - Bank of America, N.A.)                                   0.85           1/01/2040         12,500
    9,500   Los Angeles Community Redevelopment Agency
              (LOC - Bank of America, N.A.)                                   1.15          10/15/2038          9,500
    6,225   Los Angeles Community Redevelopment Agency
              (LOC - Bank of America, N.A.)                                   1.15          10/15/2038          6,225
   16,241   Massachusetts Housing Finance Agency
              (LOC - JPMorgan Chase Bank, N.A.)                               1.05           6/01/2037         16,241
   26,670   Osprey Property Co., LLC
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           9/01/2033         26,670
    3,500   Provence, LLC (LOC - Bank of America, N.A.)                       2.00           9/01/2037          3,500
    6,000   Washington State Housing Finance Commission
              (LOC - HSH Nordbank A.G.)                                       0.70           3/01/2012          6,000
                                                                                                           ----------
                                                                                                              109,041
                                                                                                           ----------
            MUNICIPAL FINANCE (0.8%)
   45,000   Sunshine State Governmental Financing Commission
              (LOC - Dexia Credit Local)                                      3.00           7/01/2016         45,000
                                                                                                           ----------
            NURSING/CCRC (2.2%)
   13,685   Bell Trace Obligated Group (LOC - Fifth Third Bank)               3.16           6/01/2028         13,685
   25,930   Gaithersburg (LOC - KBC Bank, N.V.)                               1.00           1/01/2036         25,930
    1,200   Lynchburg Redevelopment & Housing Auth.
              (LOC - Manufacturers & Traders Trust Co.)                       1.65          12/01/2034          1,200
   45,330   Moon IDA (LOC - Bank of Scotland)                                 0.50           7/01/2038         45,330
    9,480   Multnomah County (LOC - Bank of Scotland)                         1.50          10/01/2047          9,480
   15,055   Nassau County IDA (LOC - Bank of America, N.A.)                   0.85           1/01/2028         15,055
    1,595   Roanoke County EDA
              (LOC - Branch Banking & Trust Co.)                              2.41          10/01/2028          1,595
    9,000   Schenectady County IDA (LOC - RBS Citizens, N.A.)                 2.75           2/01/2037          9,000
    6,000   Washington State Housing Finance Commission
              (LOC - Bank of America, N.A.)                                   2.85           7/01/2041          6,000
                                                                                                           ----------
                                                                                                              127,275
                                                                                                           ----------

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24  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
$   2,000   Gilmer IDC (LOC - Wells Fargo Bank, N.A.)                         1.50%         12/01/2038     $    2,000
    8,140   Shipley Group, LP (LOC - RBS Citizens, N.A.)                      3.25          12/01/2016          8,140
                                                                                                           ----------
                                                                                                               10,140
                                                                                                           ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    9,200   Harris County IDC                                                 0.80           3/01/2023          9,200
                                                                                                           ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   15,000   Mortgage Bankers Association of America
              (LOC - PNC Bank, N.A.)                                          1.51           5/01/2038         15,000
                                                                                                           ----------
            PACKAGED FOODS & MEAT (0.5%)
    4,720   Brewster Dairy, Inc.
              (LOC - BMO Bank of Montreal)                                    1.95           4/03/2023          4,720
    3,250   Lancaster IDA (LOC - Fulton Bank)                                 2.75           6/01/2027          3,250
    3,200   Las Cruces IDB (LOC - Wells Fargo Bank, N.A.)                     1.50          12/01/2018          3,200
    3,995   Laurel County (LOC - Fifth Third Bank)                            3.85           3/01/2015          3,995
    6,000   Laurel County (LOC - Wells Fargo Bank, N.A.)                      1.50           5/01/2033          6,000
    2,700   Plymouth (LOC - Wells Fargo Bank, N.A.)                           1.50           5/01/2038          2,700
    8,300   St. Tammany Parish (LOC - Regions Bank)                           2.41           7/01/2022          8,300
                                                                                                           ----------
                                                                                                               32,165
                                                                                                           ----------
            PAPER PACKAGING (0.5%)
   25,950   Advance Packaging Corp. (LOC - Fifth Third Bank)                  2.50          10/01/2036         25,950
    2,240   Washington Finance EDA
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           4/01/2033          2,240
                                                                                                           ----------
                                                                                                               28,190
                                                                                                           ----------
            PAPER PRODUCTS (0.7%)
   16,500   Campbell County IDA (LOC - Bank of America, N.A.)                 1.15          12/01/2019         16,500
   14,200   East Baton Rouge Parish IDB (LOC - SunTrust Bank)                 1.15           6/01/2029         14,200
   10,100   Fayette County (LOC - Bank of America, N.A.)                      1.15           5/01/2018         10,100
                                                                                                           ----------
                                                                                                               40,800
                                                                                                           ----------
            REAL ESTATE DEVELOPMENT (0.2%)
   14,000   Blair County IDA (LOC - PNC Bank, N.A.)                           1.51          10/01/2028         14,000
                                                                                                           ----------
            REAL ESTATE OPERATING COMPANIES (1.8%)
   14,015   411 Seventh Avenue Associates, LP
              (LOC - National City Bank)                                      1.95           1/01/2027         14,015
    5,235   AIK Partners, LLC (LOC - Wachovia Bank, N.A.)                     1.15           2/01/2031          5,235
    2,415   Beaver Creek Enterprises, Inc.
              (LOC - National City Bank)                                      1.95           3/02/2020          2,415
    3,425   Cain Capital Investments, LLC
              (LOC - Federal Home Loan Bank of Cincinatti)                    3.45          10/01/2046          3,425
   10,500   Donegal Crossing Associates, LLC
              (LOC - Federal Home Loan Bank of Pittsburgh)                    2.75           8/15/2027         10,500

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                                                  PORTFOLIO OF INVESTMENTS |  25

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
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
$  17,100   Fairway Park Properties, LLC
              (LOC - National City Bank)                                      1.95%         10/15/2026     $   17,100
    4,900   Jungs Station & Timberlane Village Associates
              (LOC - Wachovia Bank, N.A.)                                     1.60           9/01/2027          4,900
    5,680   Lodge Apartments Holdings, LLC
              (LOC - Wachovia Bank, N.A.)                                     2.60           3/01/2026          5,680
   15,200   Net Magan, LLC (LOC - Wachovia Bank, N.A.)                        1.25           4/01/2026         15,200
    9,900   New York City Housing Dev. Corp.
              (LOC - Landesbank Hessen-Thuringen)                             1.25          12/01/2036          9,900
    9,535   Shepherd Capital, LLC (LOC - Wachovia Bank, N.A.)                 1.25          11/01/2052          9,535
    7,740   Sugar Creek Finance Co., LLC
              (LOC - National City Bank)                                      1.95           6/01/2042          7,740
                                                                                                           ----------
                                                                                                              105,645
                                                                                                           ----------
            REAL ESTATE TAX/FEE (0.1%)
    6,400   Jasper, Morgan, Newton, & Walton County
              (LOC - Bank of America, N.A.)                                   1.25          12/01/2020          6,400
                                                                                                           ----------
            REGIONAL BANKS (0.3%)
   17,000   Bhavnani, LLC (LOC - Mellon 1st Business Bank, N.A.)              0.70           5/01/2038         17,000
                                                                                                           ----------
            RESEARCH & CONSULTING SERVICES (0.3%)
   17,000   Fuller Road Management Corp. (LOC - Key Bank, N.A.)               3.40           7/01/2037         17,000
                                                                                                           ----------
            SALES TAX (0.1%)
    7,750   Arista Metropolitan District (LOC - Compass Bank)                 2.25          12/01/2030          7,750
                                                                                                           ----------
            SINGLE-FAMILY HOUSING (0.6%)
   34,750   Wisconsin Housing & EDA (LIQ)(INS)                                3.00           9/01/2032         34,750
                                                                                                           ----------
            SOFT DRINKS (0.1%)
    4,500   Mississippi Business Finance Corp.
              (LOC - M&I Marshall & Ilsley Bank)                              1.95          10/01/2033          4,500
                                                                                                           ----------
            SOLID WASTE DISPOSAL (0.0%)
    2,500   Illinois Finance Auth. (LOC - Associated Bank, N.A.)              3.95           7/01/2026          2,500
                                                                                                           ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.0%)
   18,000   Austin (LOC - Dexia Credit Local)                                 2.50          11/15/2029         18,000
    3,325   Lake Oswego Redevelopment Agency
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           6/01/2020          3,325
    9,845   Sheridan Redevelopment Agency (LOC - Citibank, N.A.)              2.15          12/01/2029          9,845
   14,965   Timber Ridge Affordable Housing Corp.
              (LOC - U.S. Bank, N.A.)                                         1.41          12/01/2032         14,965
   15,035   Township of Derry Commercial IDA
              (LOC - PNC Bank, N.A.)                                          1.51          11/01/2030         15,035
                                                                                                           ----------
                                                                                                               61,170
                                                                                                           ----------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            SPECIALIZED CONSUMER SERVICES (0.1%)
$   8,613   Saber Management, LLC (LOC - RBS Citizens, N.A.)                  5.00%          8/01/2056     $    8,613
                                                                                                           ----------
            SPECIALTY STORES (0.4%)
    5,265   D&H Enterprises of Ohio, LLC
              (LOC - National City Bank)                                      1.95          12/01/2025          5,265
   17,400   Macon-Bibb County Industrial Auth. (NBGA)(a)                      2.32           7/01/2025         17,400
                                                                                                           ----------
                                                                                                               22,665
                                                                                                           ----------
            STEEL (0.2%)
    7,795   Klein Steel Services, Inc.
              (LOC - Manufacturers & Traders Trust Co.)                       1.65           8/01/2025          7,795
    2,500   Mississippi Business Finance Corp.
              (LOC - Federal Home Loan Bank of Dallas)                        1.00           7/01/2020          2,500
                                                                                                           ----------
                                                                                                               10,295
                                                                                                           ----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
    7,905   Fresno Leasing, LLC
              (LOC - Manufacturers & Traders Trust Co.)                       1.65          11/17/2030          7,905
                                                                                                           ----------
            TEXTILES (0.1%)
    4,220   Superior Health Linens, Inc. & Superior
              Health Textiles Properties, LLP
              (LOC - Associated Bank, N.A.)                                   2.35          12/01/2024          4,220
                                                                                                           ----------
            TOLL ROADS (1.1%)
   63,030   Triborough Bridge and Tunnel Auth.
              (LOC - Bayerische Landesbank)                                   0.55           1/01/2032         63,030
                                                                                                           ----------
            TRUCKING (0.2%)
   12,345   Iowa 80 Group Inc. (LOC - Wells Fargo Bank, N.A.)                 2.28           6/01/2016         12,345
                                                                                                           ----------
            WATER UTILITIES (0.2%)
   14,600   Basic Water Co., LLC (LOC - U.S. Bank, N.A.)                      2.25           8/01/2024         14,600
                                                                                                           ----------
            WATER/SEWER UTILITY (1.6%)
   58,370   Atlanta (LIQ)(INS)                                                2.75          11/01/2038         58,370
    7,575   Harrisburg Auth. (LIQ)(INS)                                       4.50           7/15/2029          7,575
   14,100   Hesperia Public Financing Auth.
              (LOC - Bank of America, N.A.)                                   0.85           6/01/2026         14,100
    3,141   Kern Water Bank Auth.
              (LOC - Wells Fargo Bank, N.A.)                                  1.50           7/01/2028          3,141
    8,320   Olivenhain Municipal Water District
              (LOC - Bank of America, N.A.)                                   0.85           6/01/2022          8,320
                                                                                                           ----------
                                                                                                               91,506
                                                                                                           ----------
            Total Variable-Rate Demand Notes (cost: $4,237,955)                                             4,237,955
                                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                     COUPON OR                            VALUE
(000)       SECURITY                                                     DISCOUNT RATE      MATURITY            (000)
---------------------------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (1.8%)
            CONSUMER FINANCE (1.8%)
$  35,000   American Honda Finance Corp.(a)                                   2.99%         5/05/2009      $   35,000
   40,000   American Honda Finance Corp.(a)                                   1.54          7/08/2009          40,000
   30,000   American Honda Finance Corp.(a)                                   2.00          9/18/2009          30,000
                                                                                                           ----------
            Total Adjustable-Rate Notes (cost: $105,000)                                                      105,000
                                                                                                           ----------

            TOTAL INVESTMENTS (COST: $5,875,569)                                                           $5,875,569
                                                                                                           ==========

================================================================================

28  | USAA MONEY MARKET FUND

===============================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at January 31, 2009, for federal income tax purposes, was approximately the same as that reported in the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ABS    Asset-Backed Financing
  EDA    Economic Development Authority
  ESOP   Employee Stock Ownership Plan
  IDA    Industrial Development Authority/Agency
  IDB    Industrial Development Board
  IDC    Industrial Development Corp.

o CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager)

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

  also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: California State Teachers' Retirement System, General Electric Capital Corp., or Sempra Energy.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Comerica Bank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., PNC Bank, N.A., U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo Bank, N.A.

  (INS) Principal and interest payments are insured by: Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

  (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) At January 31, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $15,330,000.

  (d) At January 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)    $5,875,569
  Cash                                                                            49
  Receivables:
    Capital shares sold                                                       24,176
    Interest                                                                  11,324
  Prepaid expense (Note 1G)                                                      581
                                                                          ----------
      Total assets                                                         5,911,699
                                                                          ----------
LIABILITIES
  Payables:
    Securities purchased                                                      15,357
    Capital shares redeemed                                                   17,595
    Dividends on capital shares                                                  153
  Accrued management fees                                                      1,205
  Accrued transfer agent's fees                                                  306
  Other accrued expenses and payables                                            179
                                                                          ----------
      Total liabilities                                                       34,795
                                                                          ----------
        Net assets applicable to capital shares outstanding               $5,876,904
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $5,876,880
  Accumulated net realized gain on investments                                    24
                                                                          ----------
        Net assets applicable to capital shares outstanding               $5,876,904
                                                                          ==========
  Capital shares outstanding, unlimited number of
    shares authorized, no par value                                        5,876,880
                                                                          ==========
  Net asset value, redemption price, and offering price per share         $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $92,676
                                                                        -------
EXPENSES
  Management fees                                                         7,087
  Administration and servicing fees                                       2,953
  Transfer agent's fees                                                   6,320
  Custody and accounting fees                                               407
  Postage                                                                   325
  Shareholder reporting fees                                                144
  Trustees' fees                                                              6
  Registration fees                                                          41
  Professional fees                                                          73
  Guarantee program fee (Note 1G)                                           866
  Other                                                                      35
                                                                        -------
    Total expenses                                                       18,257
  Expenses paid indirectly                                                  (25)
                                                                        -------
    Net expenses                                                         18,232
                                                                        -------
NET INVESTMENT INCOME                                                    74,444
                                                                        -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          24
                                                                        -------
  Increase in net assets resulting from operations                      $74,468
                                                                        =======

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                      1/31/2009        7/31/2008
------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $    74,444      $   197,684
  Net realized gain on investments                                           24                8
                                                                    ----------------------------
    Increase in net assets resulting from operations                     74,468          197,692
                                                                    ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 (74,452)        (197,691)
                                                                    ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           2,688,767        5,229,661
  Reinvested dividends                                                   73,361          195,021
  Cost of shares redeemed                                            (2,718,422)      (4,653,962)
                                                                    ----------------------------
    Increase in net assets from capital share transactions               43,706          770,720
                                                                    ----------------------------
  Net increase in net assets                                             43,722          770,721
NET ASSETS
  Beginning of period                                                 5,833,182        5,062,461
                                                                    ----------------------------
  End of period                                                     $ 5,876,904      $ 5,833,182
                                                                    ============================
Accumulated undistributed net investment income:
  End of year                                                       $         -      $         8
                                                                    ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         2,688,768        5,229,661
  Shares issued for dividends reinvested                                 73,361          195,021
  Shares redeemed                                                    (2,718,422)      (4,653,962)
                                                                    ----------------------------
    Increase in shares outstanding                                       43,707          770,720
                                                                    ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

     1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

     2. Repurchase agreements are valued at cost, which approximates market value.

     3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

         and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

     The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

     VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
     ---------------------------------------------------------------------------
     Level 1 -- Quoted Prices                                $            -
     Level 2 -- Other Significant Observable Inputs           5,875,569,000
     Level 3 -- Significant Unobservable Inputs                           -
     ---------------------------------------------------------------------------
     Total                                                   $5,875,569,000
     ---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement,

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

     these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of January 31, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $15,357,000, of which none were for when-issued securities.

G. GUARANTEE PROGRAM -- On December 4, 2008, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program). Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program (ending April 30, 2009) is 0.015% of the number of shares outstanding of the Fund as of September 19, 2008. Prior to December 19, 2008, the participation fee for the initial three-month term of the Program was 0.01% of the number of shares outstanding of the Fund as of September 19, 2008. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

     by the U.S. Treasury. The Program will provide coverage to shareholders as of September 19, 2008. The Secretary of the U.S. Treasury (the Secretary) may extend the Program until September 18, 2009; however, no decision has been made to extend the Program beyond April 30, 2009. If the Program is extended, the Trust's Board of Trustees again will consider whether to continue to participate, and the Fund would have to renew its participation and pay additional fees required at the extension point to maintain coverage. If the Fund does not participate in this extension, it will not be eligible to participate in any potential further extension of the Program. If the Secretary chooses not to renew the Program after April 30, 2009, the Program will terminate. For the six-month period ended January 31, 2009, the Fund paid participation fees of $1,447,000, of which $866,000 has been expensed on the statement of operations. The balance of $581,000 will be expensed through April 30, 2009, and is recorded as of January 31, 2009, as a prepaid expense on the statement of assets and liabilities.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, these custodian and other bank credits reduced the Fund's expenses by $25,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

     management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)  LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $10,000, which represents 16.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3)  DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4)  TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2009, the Fund incurred management fees, paid or payable to the Manager, of $7,087,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,953,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

     certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $38,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $6,320,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5)  TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2009, the Association and its affiliates owned 4,000 shares (less than 0.1%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6)  NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

     facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

(7)  FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               January 31,                               YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------------------
                                   2009            2008           2007               2006           2005           2004
                             ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period       $     1.00      $     1.00     $     1.00         $     1.00     $     1.00     $     1.00
                             ------------------------------------------------------------------------------------------
Income from
   investment operations:
   Net investment income            .01             .04            .05                .04            .02            .01
   Net realized and
      unrealized gain               .00(a)          .00(a)         .00(a),(b)         .00(a)         .00(a)         .00(a)
                             ------------------------------------------------------------------------------------------
   Total from investment
      operations                    .01             .04            .05                .04            .02            .01
                             ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.01)           (.04)          (.05)              (.04)          (.02)          (.01)
                             ------------------------------------------------------------------------------------------
   Net asset value at
      end of period          $     1.00      $     1.00     $     1.00         $     1.00     $     1.00     $     1.00
                             ==========================================================================================
Total return (%)*                  1.29            3.70           4.91(b)            3.99           1.93            .66
Net assets at
   end of period (000)       $5,876,904      $5,833,182     $5,062,461         $4,393,245     $2,960,026     $3,019,744
Ratios to average
   net assets:**
   Expenses (%)(d)                  .62(c)          .57            .58                .58            .60            .60
   Net investment
      income (%)                   2.52(c)         3.60           4.81               3.98           1.91            .66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $5,858,967,000.
(a)   Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING               ENDING             DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE        AUGUST 1, 2008 -
                                    AUGUST 1, 2008       JANUARY 31, 2009      JANUARY 31, 2009
                                   ------------------------------------------------------------
Actual                               $1,000.00              $1,012.90               $3.15

Hypothetical
  (5% return before expenses)         1,000.00               1,022.08                3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.62%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.29% for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT usaa.com                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                        [LOGO OF RECYCLED PAPER]

                                                                Recycled
                                                                  Paper

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23428-0309                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.